Fair Value Measurements (Tables) - Collective Growth Corp [Member]	12 Months Ended
Dec. 31, 2020
Schedule of Fair Value on a Recurring Basis

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$150,100,083
Liabilities:
Warrant Liability – Public Warrants	1	28,875,000
Warrant Liability – Private Placement Warrants	3	13,100,813

Summary of Fair Value Measurement Inputs and Valuation Techniques
The key inputs into the Binomial Lattice Model for the Public Warrants were as follows at initial measurement:

Input	May 5, 2020 (Initial Measurement)
Risk-free interest rate	0.4%
Dividend Yield	0.0%
Expected volatility	35.0%
Contractual term (years)	5.5
Probability of closing	80.00%
Exercise price	$11.50
Stock Price	$9.15

The key inputs into the Black-Scholes Model for the Private Placement Warrants were as follows at initial measurement:

Input	May 5, 2020 (Initial Measurement)
Risk-free interest rate	0.4%
Dividend Yield	0.0%
Expected volatility	35.0%
Contractual term (years)	5.5
Probability of closing	80.00%
Exercise price	$11.50
Stock Price	$9.15

Summary of Change in the Fair Value of the Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2020	$—	$—	$—
Initial measurement on May 5, 2020 (IPO)	3,671,438	11,850,000	15,521,438
Change in valuation inputs or other assumptions	9,429,375	17,025,000	26,454,375

Fair value as of December 31, 2020	$13,100,813	$28,875,000	$41,975,813